UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03495

Deutsche Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 12/31

Date of reporting period: 7/1/16-6/30/17

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ICA File Number: 811-03495
Reporting Period: 07/01/2016 - 06/30/2017
Deutsche Money Market Trust

Deutsche Government Money Market Series, Deutsche Government Cash Management Fund and
Deutsche Government Cash Reserves Fund Institutional, each a series of Deutsche Money
Market Trust, are feeders in a master/feeder  structure. Accordingly, Deutsche Government
Money Market Series, Deutsche Government Cash Management Fund and Deutsche Government Cash
Reserves Fund Institutional hold only securities of the master fund, Government Cash
Management Portfolio.  Included in this filing is the proxy voting record for the Government
Cash Management Portfolio.

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ICA File Number: 811-06073
Reporting Period: 07/01/2016 - 06/30/2017
Government Cash Management Portfolio

================== A     Government Cash Management Portfolio ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche Money Market Trust

By (Signature and Title) /s/Brian E. Binder

Brian E. Binder, Chief Executive Officer and President

Date 8/15/17